SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Non-Cash Operating Working Capital (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in Non-Cash Operating Working Capital
Accounts receivable	CAD (66,860)	CAD 16,982	CAD 37,064
Other current assets	(154)	2,154	(2,634)
Accounts payable	31,982	(4,061)	(47,260)
Changes in non-cash operating working capital	CAD (35,032)	CAD 15,075	CAD (12,830)